united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares		Value
	COMMON STOCK - 27.5%
	ADVERTISING - 0.2%
7,197	Aimia, Inc.	$ 47,504

	AEROSPACE/DEFENSE - 0.4%
353	General Dynamics Corp. +	51,852
260	Northrop Grumman Corp. +	56,324
		108,176
	AGRICULTURE - 0.6%
890	Imperial Tobacco Group PLC	47,110
1,580	Japan Tobacco, Inc.	62,135
940	Universal Corp. +	55,751
		164,996
	AIRLINES - 0.4%
1,047	Delta Air Lines, Inc. +	40,571
1,405	Japan Airlines Co. Ltd.	43,873
973	Southwest Airlines Co.	36,011
		120,455
	AUTO MANUFACTURERS - 0.3%
3,591	Ford Motor Co.	45,462
601	Renault SA	52,615
		98,077
	AUTO PARTS & EQUIPMENT - 0.6%
1,734	Cooper Tire & Rubber Co.	57,205
1,500	Exedy Corp.	35,906
847	Magna International, Inc.	32,750
60,964	Xinyi Glass Holdings Ltd.	46,503
		172,364
	BANKS - 0.4%
127,104	Bank of China Ltd.	52,244
6,088	Bendigo & Adelaide Bank Ltd.	46,994
18,242	Kiatnakin Bank PCL	27,521
		126,759
	BEVERAGES - 0.1%
2,490	Kirin Holdings Co. Ltd.	42,988

	BIOTECHNOLOGY - 0.4%
358	Amgen, Inc.	61,587
564	Gilead Sciences, Inc. +	44,821
		106,408
	BUILDING MATERIALS - 0.1%
14,797	CSR Ltd.	43,212

	CHEMICALS - 0.8%
31,616	Alpek SAB de CV - Cl. A	56,133
1,785	Braskem S.A. - ADR +	20,528
13,373	Denka Co. Ltd.	58,666
539	LyondellBasell Industries NV	40,565
754	Stepan Co.	48,490
		224,382
	COMMERCIAL SERVICES - 0.5%
1,014	INC Research Holdings, Inc. * +	45,133
2,647	RR Donnelley & Sons Co.	47,434
3,354	Transcontinental, Inc. - Cl. A	48,478
		141,045
	COMPUTERS - 0.6%
447	Apple, Inc.	46,582
295	International Business Machines Corp.	47,383
2,263	Mentor Graphics Corp.	48,338
308	Sopra Steria Group	36,182
		178,485

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.2%
3,482	ITOCHU Corp.	$ 39,889
1,551	PALTAC Corp.	30,762
		70,651
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
2,939	Ellington Financial LLC +	50,610
17,647	Genworth Mortgage Insurance Ltd.	39,456
1	Intermediate Capital Group PLC	2
849	KB Finanial Group, Inc. - ADR	26,964
802	Macquarie Group Ltd.	45,372
3,235	Navient Corp.	45,937
		208,341
	ELECTRIC - 2.3%
782	American Electric Power Co., Inc. +	54,193
63,755	China Power International Development Ltd.	25,959
3,728	Cia Paranaense de Energia - ADR +	36,907
12,745	Enea SA *	35,867
9,406	Enel SpA	43,335
1,728	Enersis Chile SA - ADR +	9,919
2,007	Enersis SA - ADR +	17,421
808	Entergy Corp. +	65,763
1,957	Exelon Corp. +	72,957
1,673	Great Plains Energy, Inc.	49,822
2,348	Korea Electric Power - ADR	63,842
1,545	Public Service Enterprise Group, Inc.	71,085
14,211	REN - Redes Energeticas Nacionais SGPS SA	43,246
2,137	Spark Energy, Inc.	52,976
9,523	Terna SpA	51,887
		695,179
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
750	Bekaert NV	34,391
48,631	China High Speed Transmission Equiment Group Co. Ltd.	37,597
988	Energizer Holdings, Inc.	50,912
17,473	Xinjiang Goldwind Science & Technology Co. Ltd.	23,685
		146,585
	ELECTRONICS - 0.9%
6,522	AAC Technologies Holdings, Inc.	60,843
1,778	Hitachi High-Technologies Corp.	61,322
3,925	LG Display Co Ltd. - ADR	54,793
1,956	Sanmina Corp. *	49,565
5,712	TTM Technologies, Inc. *	56,834
		283,357
	ENGINEERING & CONSTRUCTION - 0.4%
54,407	China Railway Group Ltd.	40,941
13,326	Downer EDI Ltd.	42,261
3,237	Kyowa Exeo Corp.	42,443
		125,645
	ENTERTAINMENT - 0.4%
37,020	Berjaya Sports Toto Bhd	29,863
3,611	International Game Technology PLC	75,470
		105,333
	FOOD - 0.9%
1,665	Arcs Co. Ltd.	43,223
2,867	Axfood AB	51,652
1,669	Corbion NV	40,184
3,645	Nichirei Corp.	34,901
792	Sysco Corp.	41,018
715	Tyson Foods, Inc.	52,624
		263,602

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	FOREST PRODUCTS & PAPER - 0.5%
962	Holmen AB	$ 32,657
1,207	International Paper CO.	55,293
2,594	UMP-Kymmene Oyj	53,487
		141,437
	HEALTHCARE - SERVICES - 0.9%
523	Aetna, Inc. +	60,255
702	BML, Inc.	33,745
888	HCA Holdings, Inc. * +	68,491
1,126	Healthsouth Corp.	48,474
3,423	NMC Health PLC	50,261
		261,226
	HOLDINGS COMPANIES - DIVERSIFIED - 0.1%
81,244	Hutchison Port Holdings Trust	38,591

	HOME BUILDERS - 0.1%
3,245	Galliford Try PLC	42,343

	INSURANCE - 1.9%
2,227	Assured Guaranty Ltd.	59,661
2,493	CNP Assurances	38,114
4,491	Dai-ichi Life Insurance Co. Ltd.	59,500
671	Endurance Specialty Holdings Ltd.	45,380
221	Genworth MI Canada, Inc.	5,922
2,019	Genworth MI Canada, Inc.	54,098
1,397	MS&AD Insurance Group Holdings, Inc.	41,030
13,209	Old Mutual PLC	36,965
606	Prudential Financial, Inc.	45,626
283	Swiss Life Holding AG	64,965
701	Swiss Re AG	59,101
1,484	Unum Group	49,580
		559,942
	INTERNET - 0.3%
1,495	Gurunavi, Inc.	39,643
2,690	New Media Investment Group, Inc.	47,505
		87,148
	INVESTMENT COMPANIES - 0.1%
2,103	Solar Capital Ltd. +	42,586

	IRON/STEEL - 0.6%
2,592	Labrador Iron Ore Royalty Corp.	29,796
656	Nucor Corp. +	35,188
757	POSCO - ADR	38,365
1,660	Steel Dynamics, Inc.	44,521
1,546	Ternium SA - ADR	33,564
		181,434
	MACHINERY - DIVERSIFIED - 0.2%
417	Cummins, Inc.	51,195

	METAL FABRICATE/HARDWARE - 0.2%
1,563	Timken Co.	52,282

	MINING - 0.3%
5,624	OZ Minerals Ltd.	27,330
950	Rio Tinto PLC	31,073
12,576	Turquoise Hill Resources Ltd. *	44,935
		103,338
	MISCELLANEOUS MANUFACTURING - 0.6%
1,282	FUJIFILM Holdings Corp.	46,708
2,080	General Electric Co.	64,771
503	Siemens AG	54,655
		166,134

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	MULTI-NATIONAL - 0.1%
1,621	Banco Latinoamericano de Comercio Exterior SA +	$ 44,286

	OIL & GAS - 1.5%
432	Chevron Corp. +	44,271
18,270	CNOOC Ltd.	21,846
3,442	Cosmo Energy Holdings Co. Ltd.	38,338
580	Exxon Mobil Corp. +	51,591
1,734	Lukoil - ADR +	75,356
1,233	OMV AG	32,783
911	Royal Dutch Shell PLC	23,533
16,884	Saras SpA	29,053
24,790	Thai Oil PCL	43,277
797	Valero Energy Corp. +	41,667
1,583	Western Refining, Inc.	33,006
1,536	Woodside Petroleum Ltd.	30,990
		465,711
	PHARMACEUTICALS - 1.4%
2,307	Alfresa Holdings Corp.	51,121
598	Cardinal Health, Inc.	49,993
1,609	Daiichi Sankyo Co. Ltd.	38,688
2,587	GlaxoSmithKline PLC	58,027
663	Johnson & Johnson	83,027
1,150	Merck & Co., Inc.	67,459
679	Teva Pharmaceutical Industries Ltd. - ADR	36,327
1,982	Toho Holdings Co. Ltd.	44,733
		429,375
	PIPELINES - 0.1%
894	Spectra Energy Corp.	32,157

	REAL ESTATE - 0.2%
9,630	Wheelock Co. Ltd.	51,557

	REITS - 0.9%
56,554	Champion REIT	32,646
2,975	Colony Capital, Inc. +	52,896
3,124	Host Hotels & Resorts, Inc.	55,420
32,691	Mapletree Industrial Trust	44,082
6,129	MFA Mortgage Investments, Inc. +	46,090
2,440	Starwood Property Trust, Inc.	53,192
		284,326
	RETAIL - 1.7%
2,833	American Eagle Outfitters, Inc.	50,767
901	Aoyama Trading Co. Ltd.	33,408
1,945	Best Buy Co. Inc. +	65,352
1,024	Big Lots, Inc.	54,456
461	Canadian Tire Corp.	48,597
39,938	Debenhams PLC	29,745
2,223	JB Hi-Fi Ltd.	43,854
935	Target Corp.	70,434
19,898	Wal-Mart de Mexico SAB de CV	45,462
2,143	WH Smith PLC	43,540
80,060	Xtep International Holdings Ltd.	41,160
		526,775
	SEMICONDUCTORS - 0.1%
1,536	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR +	42,670

	SHIPBUILDING - 0.1%
39,473	Yangzijiang Shipbuilding Holdings Ltd.	25,584

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	SOFTWARE - 0.9%
1,316	CA, Inc.	$ 45,599
1,679	Micro Focus International PLC	43,193
1,095	Microsoft Corp. +	62,065
3,041	Nuance Communications, Inc. *	48,869
725	Oracle Corp Japan	44,343
1,007	Software AG	40,638
		284,707
	TELECOMMUNICATIONS - 2.4%
1,704	AT&T, Inc. +	73,766
1,532	CenturyLink, Inc.	48,166
879	Chunghwa Telecom Co. Ltd. - ADR	31,758
1,282	Cisco Systems, Inc. +	39,139
10,317	Frontier Communications Corp. +	53,648
575	Hikari Tsushin, Inc.	48,034
265,901	Jasmine International PCL	43,554
1,292	Nippon Telegraph & Telephone Corp. - ADR +	61,280
789	PT Telekomunikasi Indonesia - ADR	52,074
15,449	Spark New Zealand Ltd.	43,967
9,551	Telia Co AB	43,689
6,584	Telkom SA SOC Ltd.	30,595
1,083	Verizon Communications, Inc. +	60,009
1,197	Vodafone Group PLC - ADR	36,987
4,188	VTech Holdings Ltd.	45,518
		712,184
	TRANSPORTATION - 0.6%
119,104	BTS Group Holdings PCL	32,173
16,115	MISC Bhd	29,765
729	Ryder System, Inc.	48,041
6,085	Sankyu, Inc.	34,899
12,705	Super Group Ltd. *	37,244
		182,122

	TOTAL COMMON STOCK (Cost - $7,942,613)	8,282,654

	PREFERRED STOCK - 2.5%
	BANKS - 1.2%
10,000	Bank of America Corp., 6.00%	264,800
4,000	BB&T Corp., 5.625%	109,280
		374,080
	ELECTRIC - 0.1%
1,480	Southern Co., 6.25%	41,440

	INSURANCE - 0.3%
3,000	Torchmark Corp., 6.125%	79,860

	REITS - 0.4%
4,000	DuPont Fabro Techonolgy, Inc., 6.625%	112,480

	RETAIL - 0.1%
1,480	TravelCenters of America LLC, 8.00%	37,725

	TELECOMMUNICATIONS - 0.4%
3,810	Qwest Corp., 7.00%	104,318

	TOTAL PREFERRED STOCK (Cost - $695,855)	749,903

	HEDGE FUNDS - 27.6%
79,721	Discovery Multi Manager Fund > (Cost- $8,050,000)	8,295,833

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	MUTUAL FUNDS - 19.9%
	EQUITY FUNDS - 19.9%
597,649	Crow Point Alternative Income Fund - Class I #	$ 5,050,130
51,707	Crow Point Defined Risk Global Equity Fund - Class I #	432,270
23,682	Recon Capital NASDAQ - 100 Covered Call ETF +	518,399
	TOTAL EQUITY FUNDS (Cost - $6,033,500)	6,000,799

	EXCHANGE TRADED FUNDS - 3.9%
5,615	First Trust Senior Loan ETF	271,485
1,970	iShares iBoxx $ Investment Grade Corporate Bond ETF	244,260
1,226	ProShares VIX Short-Term Futures ETF *	41,464
9,883	SPDR Barclays High Yield Bond ETF	356,381
7,800	SPDR Barclays Short Term High Yield Bond ETF	211,692
400	SPDR Gold Shares *	51,592
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,156,347)	1,176,874

Par Value
	BONDS & NOTES - 17.2%
	COMMERCIAL MBS - 7.5%
$ 17,088	Banc of America Commercial Mortgage Trust 2006-3, 5.889%, 7/10/44 ~	17,067
547	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36	516
38,393	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.727%, 7/10/43	38,272
500,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42 ~	498,617
150,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 6.087%, 6/11/50 ~	156,160
750,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.140%, 12/10/49 ~	778,183
356,152	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, 6/15/45	365,883
237,670	Morgan Stanley Capital I Trust 2006-IQ11, 5.871%, 10/15/42 ~	239,028
150,000	Morgan Stanley Capital I Trust 2007-HQ12, 5.722%, 4/12/49 ~	150,882
47	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.440%, 9/25/36 ~	28
		2,244,636
	FOOD - 0.8%
250,000	Del Monte Foods, Inc., 4.910%, 2/18/21 ~	230,000

	HEALTHCARE - PRODUCTS - 0.0%
4,067	Hologic, Inc., 3.080%, 8/1/19 ~	4,047

	HOME EQUITY ABS - 0.0%
2,444	Countrywide Asset-Backed Certificates, 5.216%, 10/25/17 ~	2,440
7,399	Residential Asset Securities Corp., 3.87%, 5/25/33 ~	7,544
		9,984
	LODGING - 0.8%
227,055	Hilton Worldwide Finance LLC, 3.452%, 10/26/20 ~	227,339

	OTHER ABS - 7.2%
1,000,000	Blue Hill CLO Ltd., 4.122%, 1/15/26 ~	897,822
275,060	Carlyle High Yield Partners X Ltd., 0.835%, 4/19/22 ~	271,590
253,978	Diversified Asset Securitization Holdings II LP, 1.002%, 9/15/35 > ~	253,470
4,602	GSAMP Trust 2005 - SEA2, 0.777%, 1/25/45 ~	4,570
750,000	Halcyon Loan Advisors Funding, 3.621%, 10/22/25 ~	723,431
3,209	Residential Asset Mortgage Series 2005, 4.713%, 1/25/35	3,251
20,000	Trade MAPS 1 Ltd., 2.724%, 12/10/18 > ~	19,945
		2,174,079
	PHARMACEUTICALS - 0.9%
250,000	Grifols Worldwide Operations USA, Inc., 3.774%, 4/1/21	250,625
1,269	Valeant Pharmaceuticals International, Inc., 4.021%, 2/13/19	1,252
		251,877

	TOTAL BONDS & NOTES (Cost - $5,250,753)	5,141,962

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Contracts **		Value
	PURCHASED CALL OPTIONS - 0.1%
165	Powershares QQQ Trust Series 1 *
	Expiration August 2016, Exercise Price $116.00	$ 14,850

	PURCHASED PUT OPTIONS - 0.0%
157	Powershares QQQ Trust Series 1 *
	Expiration August 2016, Exercise Price $110.00	3,454

	TOTAL PURCHASED OPTIONS (Cost - $29,291)	18,304
Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
256,984	Federated Government Obligations Fund, 0.01% *** +	256,984
	TOTAL SHORT-TERM INVESTMENTS (Cost - $256,984)
	TOTAL INVESTMENTS - 99.5% (Cost - $29,415,343) (a)	$ 29,923,313
	SECURITIES SOLD SHORT - (15.2) % (Proceeds - $4,667,313)	(4,591,996)
	OTHER ASSETS LESS LIABILITIES - 15.7%	4,779,004
	NET ASSETS - 100.0%	$ 30,110,321

Shares
	SECURITIES SOLD SHORT * - 15.2%
	AEROSPACE/DEFENSE - 0.1%
7,950	IHI Corp.	22,603
849	Zodiac Aerospace	19,140
		41,743
	AGRICULTURE - 0.0%
40,689	China Agri-Industries Holdings Ltd.	14,156

	APPAREL - 0.2%
2,698	Crocs, Inc.	30,568
414	Deckers Outdoor Corp.	27,328
		57,896
	AUTO MANUFACTURERS - 0.2%
16,736	Brilliance China Automotive Holdings Ltd.	18,567
17,519	Great Wall Motor Co. Ltd.	18,172
1,109	Kandi Technologies Group, Inc.	7,785
615	Suzuki Motor Corp.	19,156
		63,680
	BANKS - 0.4%
94	Banco Popular Espanol SA	132
18,744	Bankia SA	14,386
9,741	Barclays PLC	20,005
6,240	Royal Bank of Scotland Group PLC	15,953
354	SVB Finanical Group	35,549
623	Texas Capital Bancshares, Inc.	30,240
3,062	Unione di Banche Italiane SpA	9,400
		125,665
	BEVERAGES - 0.0%
4,172	Tsingtao Brewery Co. Ltd.	14,702

	BIOTECHNOLOGY - 0.2%
456	Bluebird Bio, Inc.	26,074
207	Incyte Genomics, Inc.	18,673
214	Vertex Pharmaceuticals, Inc.	20,758
		65,505
	BUILDING MATERIALS - 0.0%
1	Cemex SAB de CV	5

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	CHEMICALS - 0.3%
1,065	Axalta Coating Systems Ltd.	$ 30,406
308	Symrise AG	21,723
349	WR Grace & Co.	26,130
		78,259
	COMMERCIAL SERVICES - 0.2%
207	FleetCor Technologies, Inc.	31,398
131	Herc Holdings, Inc.	4,626
393	Hertz Global Holdings, Inc.	19,112
282	Monro Muffler Brake, Inc.	17,659
		72,795
	COMPUTERS - 0.1%
2,242	Indra Sistemas SA	27,203

	COSMETICS/PERSONAL CARE - 0.1%
5,287	Avon Products, Inc.	21,518
1,026	Unicharm Corp.	21,292
		42,810
	DISTRIBUTION/WHOLESALE - 0.1%
512	G-III Apparel Group Ltd.	20,495

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
20,339	Aplus Financial Co. Ltd.	19,276
937	Hong Kong Exchanges and Clearing Ltd.	23,120
7,017	Huatai Securities Co. Ltd. ^	14,286
4,447	Nomura Holdings, Inc.	20,386
2,359	PHH Corp.	34,465
996	PSG Group Ltd.	14,242
16,921	Value Partners Group Ltd.	14,237
1,381	WisdomTree Investments, Inc.	13,727
		153,739
	ELECTRIC - 0.1%
1,529	Shikoku Electric Power Co., Inc.	16,089

	ELECTRICAL COMPONENT & EQUIPMENT - 0.1%
677	Leoni AG	25,075

	ELECTRONICS - 0.2%
764	Hamamatsu Photonics KK	22,767
392	OSI Systems, Inc.	23,312
1,769	Yaskawa Electric Corp.	24,543
		70,622
	ENERGY-ALTERNATE SOURCES - 0.1%
21,573	China Longyuan Power Group Corp. Ltd.	17,290

	ENGINEERING & CONSTRUCTION - 0.1%
648	Bilfinger Berger AG	19,738
2,115	Chiyoda Corp.	15,044
		34,782
	ENTERTAINMENT - 0.1%
1,538	Betsson AB	14,476
29,620	Genting Singapore PLC	17,322
		31,798
	ENVIRONMENTAL CONTROL - 0.1%
486	Clean Harbors, Inc.	24,990
244	Stericycle, Inc.	22,026
		47,016
	EXCHANGE TRADED - DEBT FUND - 0.8%
4,000	SPDR Barclays International Treasury Bond ETF	231,160

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	EXCHANGE TRADED - EQUITY FUNDS - 4.1%
1,595	iShares Europe ETF	$ 62,125
4,042	iShares MSCI EAFE ETF	234,517
10,733	iShares MSCI Emerging Markets ETF	388,857
2,231	SPDR S&P500 ETF Trust	484,462
1,000	SPDR Utilities Select Sector Fund	52,120
		1,222,081
	FOOD - 0.1%
21,675	First Pacific Co.	16,813
13,042	Tingyi Cayman Islands Holding Corp.	11,276
		28,089
	FOREST PRODUCTS & PAPER - 0.0%
2,432	Metsa Board - Class B	14,217

	GAS - 0.1%
10,043	Hong Kong & China Gas Co. Ltd.	18,634

	HEALTHCARE-PRODUCTS - 0.6%
5,709	Accuray, Inc.	31,285
2,709	Elekta AB	21,610
1,839	Endologix, Inc.	25,948
1,075	Getinge AB	21,848
847	Insulet Corp.	29,975
157	Orpea	13,885
1,472	Quidel Corp.	33,562
1,145	Topcon Corp.	11,120
		189,233
	HEALTHCARE - SERVICES - 0.0%
1,812	Ramsay Health Care Ltd.	14,001

	HOLDING COMPANIES DIVERSIFIED - 0.1%
4,325	Grupo Carso SAB de CV	17,660

	INSURANCE - 0.3%
311	Navigators Group, Inc.	29,131
1,762	Sony Financial Holdings, Inc.	22,535
2,133	Third Point Reinsurance Ltd.	26,854
693	Topdanmark A/S	17,209
		95,729
	INTERNET - 0.4%
940	21Vianet Group, Inc.	9,005
422	58.com, Inc.	21,948
65	Baidu, Inc.	10,374
1,173	JD.com, Inc.	25,395
1,637	Rakuten, Inc.	18,801
7,197	Renren, Inc. - ADR	11,731
1,945	SouFun Holdings Ltd.	9,959
		107,213
	INVESTMENT COMPANIES - 0.1%
459	Exor SpA	17,886

	IRON/STEEL - 0.1%
3,889	Outokumpu OYJ	22,386

	LEISURE TIME - 0.2%
13,963	Piaggio & C SpA	25,604
130	Shimano, Inc.	20,640
12,793	Thomas Cook Group PLC	11,050
		57,294

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	LODGING - 0.2%
5,095	City Developments Ltd.	$ 32,302
156,545	Macau Legend Development Ltd.	21,986
		54,288
	MACHINERY - DIVERSIFIED - 0.4%
796	Alstom SA	19,606
1,170	Chart Industries, Inc.	35,123
117	Fanuc Corp.	19,805
199	Man AG	20,879
1,437	Weir Group PLC	27,974
		123,387
	MEDIA - 0.3%
149	Charter Communications, Inc.	35,094
1,475	Houghton Mifflin Harcourt Co.	25,001
687	Schibsted ASA	21,664
601	Tribune Media Co.	22,267
		104,026
	METAL FABRICATE/HARDWARE - 0.1%
1,057	Sun Hydraulics Corp	31,921

	MINING - 0.4%
51,275	Aluminum Corp of China	16,517
2,240	Antofagasta PLC	14,897
9,503	Glencore Xstrata PLC	23,582
27,899	Minera Frisco SAB de CV	22,980
1,214	Southern Copper Corp.	31,552
		109,528
	MISCELLANEOUS MANUFACTURING - 0.3%
21,330	Bombardier, Inc.	32,124
15,060	China International Marine Containers Group Co. Ltd.	17,348
2,092	Hexpol AB	18,661
440	Proto Labs, Inc.	24,218
		92,351
	OIL & GAS - 0.4%
1	California Resources Corp.	5
1,062	Imperial Oil Ltd.	32,748
406	Occidental Petroleum Corp.	30,340
18,299	Ophir Energy PLC	16,474
196	PetroChina Co Ltd.	13,357
3,151	Petroleo Brasileiro SA - ADR	22,971
		115,895
	OIL & GAS SERVICES - 0.5%
3,301	Aker Solutions ASA	13,815
631	Baker Hughes, Inc.	30,181
486	Cie Generale de Geophysique	11,616
23,607	China Oilfield Services Ltd.	18,403
3,175	Hunting PLC	17,213
1,437	Thermon Group Holdings, Inc.	28,999
2,911	Weatherford International Ltd.	16,534
		136,761
	PHARMACEUTICALS - 0.2%
2,090	Ironwood Pharmaceuticals, Inc.	29,532
21,340	Luye Pharma Group Ltd.	13,831
5,122	Shanghai Fosun Pharmaceutical Group Co. Ltd.	12,553
		55,916
	PRIVATE EQUITY - 0.1%
594	Onex Corp.	36,994

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016
Shares		Value
	REAL ESTATE - 0.3%
7,027	IMMOFINANZ AG	$ 15,315
59,632	Poly Property Group Co. Ltd.	16,059
820	Realogy Holdings Corp.	25,412
1,408	The St. Joe Co.	25,949
		82,735
	REITS - 0.2%
1,233	American Homes 4 Rent	26,756
1,537	Hispania Activos Inmobiliarios SOCIMI SA	20,584
		47,340
	RETAIL - 0.3%
3,408	Alsea SAB de CV	12,187
27,216	Baoxin Auto Group Ltd.	14,869
588	Don Quijote Holdings Co. Ltd.	23,296
166	Dufry AG	19,199
567	Zalando SE ^	21,521
		91,072
	SEMICONDUCTORS - 0.1%
415	Power Integrations, Inc.	23,684
1,237	Veeco Instruments, Inc.	20,745
		44,429
	SOFTWARE - 0.6%
354	ANSYS, Inc.	31,634
941	Callidus Software, Inc.	19,319
583	Medidata Solutions, Inc.	30,986
840	PTC, Inc.	33,373
366	SimCorp A/S	18,960
177	Tyler Technologies, Inc.	28,854
10,756	Zynga, Inc.	30,870
		193,996
	TELECOMMUNICATIONS - 0.3%
208	ATN International, Inc.	15,292
4,812	Chorus Ltd.	15,552
1,108	General Communication, Inc.	17,052
21,178	Telecom Italia SpA	18,090
529	ViaSat, Inc.	39,056
		105,042
	TRANSPORTATION - 0.4%
1,855	Heartland Express Inc	34,355
550	Kirby Corp.	29,970
3,824	Nishi-Nippon Railroad Co., Ltd.	20,063
184	Panalpina Welttransport Holding AG	25,019
		109,407

	SECURITIES SOLD SHORT (Proceeds - $4,667,313)(a)	4,591,996

Contracts **
	WRITTEN CALL OPTIONS - 0.1%
165	Powershares QQQ Trust Series 1 *
	Expiration August 2016, Exercise Price $114.00	33,990

	WRITTEN PUT OPTIONS - 0.0%
165	Powershares QQQ Trust Series 1 *
	Expiration August 2016, Exercise Price $103.00	990

	TOTAL WRITTEN OPTIONS (Premiums - $16,817) (a)	34,980

*	Non-income producing security.
**	Each option contract allows the holder to purchase or sell 100 shares of the underlying stock.
***	Money market fund; interest rate reflects seven-day effective yield on July 31, 2016.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at July 31, 2016 is $1,927,841 or 6.4% of net assets.
#	Affiliated Investment Company.
>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $8,549,303 or 28.4% of net assets.
~	Floating rate or step coupon security - interest rate shown reflects the rate currently in effect.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
LLC	- Limited Liability Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short and written options) is $24,775,240 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,339,973
	Unrealized depreciation:	(818,876)
Net unrealized appreciation:		$ 521,097

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,282,654	$ -	$ -	$ 8,282,654
Preferred Stock	749,903	-	-	749,903
Bonds & Notes	-	4,888,492	253,470	5,141,962
Equity Funds	6,000,799	-	-	6,000,799
Exchange Traded Funds	1,176,874	-	-	1,176,874
Hedge Fund	-	8,295,833	-	8,295,833
Purchased Options	18,304	-	-	18,304
Money Market Fund	256,984	-	-	256,984
Total	$ 16,485,518	$ 13,184,325	$ 253,470	$ 29,923,313
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 4,591,996	$ -	$ -	$ 4,591,996
Written Options	34,980	-	-	34,980
Total	$ 4,626,976	$ -	$ -	$ 4,626,976
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
		EAS Crow Point Alternatives Fund

Beginning Balance April 30, 2016		$ 346,572
Depreciation		(1,213)
Proceeds from Sales		(91,889)
Ending Balance July 31, 2016		$ 253,470

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:
1. Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.
2. Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.
3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)
4. CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.
5. Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended July 31, 2016, the Fund’s net realized loss and depreciation on option contracts subject to equity price risk amounted to $6,196 and 29,150, respectively, which serve as indicators of the volume of derivative activity for the Fund during the period.

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at April 30, 2016	-	$ -
Options Written	330	16,817
Outstanding at July 31, 2016	330	$ 16,817

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/20/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/20/16

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/20/16